Going Concern	12 Months Ended
Dec. 31, 2024
Going Concern [Abstract]
GOING CONCERN

3. GOING CONCERN

The Group has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Group’s ability to continue as a going concern within one year after the date that the consolidated financial statements were available to be issued.

The Group has incurred a net loss of RMB55,509,547(US$7,722,102) with negative operating flows of RMB97,447,783(US$13,556,257) for the year ended December 31, 2024. As of December 31, 2024, there is accumulated deficit of RMB126,955,513(US$17,661,164). The Group has net working capital of RMB44,211,654(US$6,150,418) as of December 31, 2024. The Group has funded its operations and capital needs primarily through the net proceeds received from issuance of new shares, loans from banks, shareholders and related parties. During the year ended December 31, 2024, the Group obtained proceeds of approximate RMB123.4 million (US$17.2 million) from equity financing and approximate RMB62.9 million (US$8.8 million) from debt financing.

The Group intends to continue implementing various measures to boost revenue and control the cost and expenses within an acceptable level and other measures including: (1) further enhance the customers bases and credit management in both freight forwarding and supply chain management operations; (2) improve the profitability of the business through more restricted vendor controls; (3) strictly control and reduce general and administration expenses; (4) obtain financing from certain shareholders in forms of long term loans; (5) obtain equity financing by issuance of new shares and (6) seek for certain credit facilities. The management plan cannot alleviate the substantial doubt of the Group’s ability to continue as a going concern.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of the uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.